Form N-1A Supplement - American Century Asset Allocation Portfolio	Dec. 01, 2025
ONE CHOICE BLEND+ 2035 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2070 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2040 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2060 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2050 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2055 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2025 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2065 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2030 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ 2045 PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%

ONE CHOICE BLEND+ IN RETIREMENT PORTFOLIO
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Summary Prospectus and Prospectus Supplement

One Choice® Blend+ In Retirement Portfolio
One Choice® Blend+ 2025 Portfolio ■ One Choice® Blend+ 2030 Portfolio
One Choice® Blend+ 2035 Portfolio ■ One Choice® Blend+ 2040 Portfolio
One Choice® Blend+ 2045 Portfolio ■ One Choice® Blend+ 2050 Portfolio
One Choice® Blend+ 2055 Portfolio ■ One Choice® Blend+ 2060 Portfolio
One Choice® Blend+ 2065 Portfolio ■ One Choice® Blend+ 2070 Portfolio
Summary Prospectuses and Prospectus dated December 1, 2025

Supplement dated September 1, 2026

Effective October 1, 2026, the funds’ glide path will be modified to increase the equity allocation beginning approximately 30 years before the target date. The funds will follow the glide path shown below:
In connection with the changes to the glide path, each fund’s neutral mix will be revised as indicated below. The funds will begin transitioning to the new asset class allocations, along with certain adjustments to the underlying funds within each asset class, beginning on or about October 1, 2026 and expect the transitions to be completed by March 31, 2027. The funds may realize capital gains as they reallocate their investments.

Asset Class	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Equity Securities (Stock Funds)	41.0%	44.8%	52.5%	62.0%	73.0%
U.S. Equity	28.3%	30.5%	35.0%	40.6%	46.8%
International Equity	11.7%	13.1%	16.0%	19.7%	24.0%
Real Estate	1.0%	1.2%	1.5%	1.7%	2.2%
Fixed Income Securities (Bond Funds)	50.2%	48.0%	42.9%	35.2%	25.4%
Short-Term Investments (Short-Term Funds)	8.8%	7.2%	4.6%	2.8%	1.6%

Asset Class	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Equity Securities (Stock Funds)	82.0%	89.5%	94.0%	95.0%	95.0%
U.S. Equity	52.2%	56.9%	59.8%	60.5%	60.5%
International Equity	27.4%	29.9%	31.4%	31.7%	31.7%
Real Estate	2.4%	2.7%	2.8%	2.8%	2.8%
Fixed Income Securities (Bond Funds)	17.1%	10.0%	5.7%	4.8%	4.8%
Short-Term Investments (Short-Term Funds)	0.9%	0.5%	0.3%	0.2%	0.2%

Asset Class	One Choice Blend+ 2070 Portfolio
Equity Securities (Stock Funds)	95.0%
U.S. Equity	60.5%
International Equity	31.7%
Real Estate	2.8%
Fixed Income Securities (Bond Funds)	4.8%
Short-Term Investments (Short-Term Funds)	0.2%